[DECHERT LLP LETTERHEAD]

October 14, 2009

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C.  20549

Attn: John Grzeskiewicz

Re:

Old Mutual Global Shares Trust (the “Trust”)

File Nos. 333-159629 and 811-22304

Dear Mr. Grzeskiewicz:

On behalf of the Trust, attached herewith for filing is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being made for the sole purpose of updating the names of the series of the Trust and filing the appropriate exhibits evidencing such name changes.  No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3529 or Kristin M. Hester at (212) 649-8796.  Thank you.

Best regards,

/s/ Stuart Strauss
Stuart Strauss